Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of deposits from banks [line items]
- Deposits by banks	£ 17,993	£ 14,353
Items in Course of Transmission
Disclosure of deposits from banks [line items]
- Deposits by banks	255	337
Deposits Held as Collateral
Disclosure of deposits from banks [line items]
- Deposits by banks	3,852	2,169
Other Deposits
Disclosure of deposits from banks [line items]
- Deposits by banks	£ 13,886	£ 11,847